MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, New York 10036

February 6, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Trust (the “Fund”)
File Nos. 2-89729; 811-03980
Post-Effective Amendment No. 100

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 100 to the Registration Statement of this Fund on Form N-1A.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan
Edward J. Meehan

Enclosures

cc:  Stefanie V. Chang Yu